Financial instruments risks	12 Months Ended
Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial instruments risks
39. Financial instruments risks
Presentation of Risk Management and Risk-Weighted Assets (RWA)
Strategies and processes
The General Risks Policy expresses the levels and types of risk the Group is willing to take to carry out its strategic plan, with no relevant deviations, even under stress conditions.
To achieve its goals, the Group uses a management model with two principles for the decision-making process:

•	Prudence: Materialized in relation to the management of the various risks acknowledged by the Group.

•	Anticipation: refers to the adaptation capacity of risk management.
This process aims to be adequate, sufficiently proven, duly documented and periodically reviewed based on the changes of the Group’s risk profile and the market.
Structure and organization
The Group has a formal organizational structure, with a set of roles and responsibilities, organized in a pyramidal structure that generates control instances from lower to higher levels, up to the highest decision-making bodies. The following are the areas that conform the structure and a list of their functions:

•	Risks Management Unit,

•	Committees

•	Control and Reporting Units

•	Cross-Control Areas
Risks Management Unit:
This is an area that is independent from business units, in charge of implementing the criteria, policies and procedures defined by the organization within the scope of credit (retail and wholesale), operational and market risk management, with a follow-up
and control of proper application and proposing the actions necessary to the keep quality of risks within the defined goals. One of its main functions is to ensure proper information for the decision-making process at all levels, including relevant risk factors, such as:

•	Active management throughout the life of the risk.

•	Clear processes and procedures.

•	Integrated management of all risks through identification and quantification.

•	Generation, implementation and dissemination of advanced decision-making support tools.
Committees
Committees are the instances through which risks are treated. BBVA Argentina has an agile and proper structure of committees for the management of the various risks.
Internal Risk Control Unit
The main responsibilities of Internal Risks Control Area are: ensuring there is a proper internal regulatory framework (a process and measures defined for each type of risks), controlling its application and operation, and ensuring an assessment of the existence of a control environment and its proper implementation and operation.
The area has a Models Validation team that ensures the adequate use of BBVA Argentina’s internal risk statistical models and is responsible for issuing an informed and updated opinion on the proper use of such models.
Reporting Units
The Reporting Units are in charge of control procedures for risk, determining the risk quota for each segment of economic activity and type of financing, preparing fundamental metrics setting forth the principles and general risk profile in the statement of Appetite for Risk. In addition, it is in charge of generating reports for the Risks Management for decision-making process in accordance with internal credit policies and control organizations’ policies, reviewing processes and proposing alternatives.
Cross-Control Areas
The Group also has cross-control areas, such as: Internal Audit, Regulatory Compliance and Internal Control.
Risk Appetite Framework
Risk appetite is a key element providing the Group with a comprehensive framework to determine the risks and level of risks, expressed in terms of capital, liquidity, profitability, income recurrence, risks costs or other metrics.
Risk appetite is expressed through a statement containing the general principles for the Group’s strategy and quantitative metrics.
Stress Testing
The evaluation of the Group’s financial position under a severe but plausible scenario requires the simulation of scenarios to estimate the potential impact on the value of portfolios, profitability, solvency and liquidity.
Credit risk
It is the most important risk for the Group and includes counterparty risk, issuer risk, settlement risk and country risk management.
Strategy and processes
BBVA Argentina develops its credit risk strategy defining the goals that will guide its granting activities, the policies to be adopted and the necessary practices and procedures to carry out those activities.
Additionally, the Risks Management Department, together with the rest of the Bank’s Management Departments, annually develops a budget process, which includes the main variables of credit risk:

•	Expected growth per portfolio and product.

•	Evolution of default ratio.

•	Evolution of write-off portfolios.
This way, the expected standard credit risk values are set for a term of one year. Afterwards, the real values obtained are compared with that budget, to assess the growth of the portfolio and its quality.
Also, maximum limits or exposures per economic activity are formalized, pursuant to the Group’s placement strategy, which are used to follow up credit portfolios. In case of deviations from the set limits, these are analyzed by the Risks
Follow-Up
Committees to take the necessary measures.
Origination
BBVA Argentina has credit risk origination policies, to define the criteria to obtain quality assets, establish risk tolerance levels and alignment of the credit activities with the strategy of BBVA Argentina and in accordance with the Group. The policy of accepting risks is therefore organized into three different levels in the Group:

•	Analysis of the financial risk of the transaction, based on the debtor’s capacity for repayment or funds generation.

•
The constitution of guarantees that are adequate, or at any rate generally accepted, for the risk assumed, in any of the generally accepted forms: monetary, secured, personal or hedge guarantees; and finally.

•	Assessment of the repayment risk (asset liquidity) of the guarantees received.
Monitoring
The main monitoring procedures carried out for the various Banking areas are:

•
Monitoring of the limit granted: Since customer profiles vary over time, the limits of products contracted are periodically reviewed for the purpose of broadening, reducing or suspending the limit assigned, based on the risk situation.

•
Maintenance of
pre-approved
limits: Customers’ characteristics, vary over time. Therefore, there is periodical maintenance of the pre-approved
limits, taking into consideration changes in a customer’s situation (position of asset and liability and relationship). Likewise, there is a periodic follow-up
of the evolution of the
pre-approved
limits amount for the purpose of controlling and ensuring the risk assigned in accordance with the desired risk levels.

•
Monitoring of rating tools: Rating tools are a reflection of the internal inputs and show the characteristics and biases of such inputs. Therefore, they need a long period of use to reduce or eliminate those biases through the inclusion of new information, correction of existing information and periodic reviews optimizing the results of back-tests.

•
Portfolio analysis: The portfolio analysis consists of a monitoring process and study of the complete cycle of portfolios risk for the purpose of analyzing the status of the portfolio, identifying potential paths towards improvements in management and forecasting future behavior.

Additionally, the following functions are carried out:

•	Monitoring of specific customers.

•	Monitoring of products.

•	Monitoring of units (branches, areas).

•	Other monitoring actions (samples, control of admission process and risk management, campaigns).
The priority in credit risk monitoring processes is focused mainly on problematic or potentially problematic customers for preventive purposes. The remaining aspects, the monitoring of products, units and other monitoring actions, are supplementary to the specific monitoring of customers.
Recovery
BBVA Argentina has also a Recoveries Area within Risks Management, to mitigate the severity of credit portfolios as well as to provide the results directly through collections of
Write-Off
portfolios and indirectly through collections of active portfolios, which imply a reduction of allowances.
Scope and nature of information and/or risk measurement systems
BBVA Argentina has several tools to be used in credit risk management for effective risk control and facilitating the entire process. The periodic reports are:

•	Progress of Risks.

•	Payment Schedules.

•	Ratings.

•	Dashboard.

•	Early Alerts System.

•	Quarterly tools follow-up sheet.
Exposure to credit risk
The Group’s credit risk exposure of loans and advances under IFRS 9 with stage allocation by asset classification as of December 31, 2020 and 2019 is provided below:

Credit risk exposure	December 31, 2020	Stage 1	Stage 2	Stage 3
Cash and cash equivalents	86,184,474	86,184,474	—	—

- BCRA unrestricted current account	86,184,474	86,184,474	—	—

Financial assets at amortized cost	344,596,958	299,911,768	39,248,718	5,436,472

Wholesale	127,382,078	112,935,399	11,532,469	2,914,210

- Business	63,350,121	57,314,517	4,658,319	1,377,285
- Corporate & Investment Banking (CIB)	51,430,316	43,387,621	6,615,922	1,426,773
- Institutional and international	3,539	3,186	9	344
- MSMEs	9,853,004	9,515,836	227,360	109,808
- Others	2,745,098	2,714,239	30,859	—

Retail	168,026,972	137,788,461	27,716,249	2,522,262

- Advances	397,966	224,119	58,893	114,954
- Credit cards	108,390,974	87,348,378	20,065,917	976,679
- Personal loans	27,678,973	21,409,918	5,126,960	1,142,095
- Pledge loans	12,762,900	12,446,707	78,369	237,824
- Mortgages	18,561,052	16,125,462	2,385,293	50,297
- Receivables from financial leases	234,513	233,326	805	382
- Others	594	551	12	31
Reverse repurchase agreements	49,187,908	49,187,908	—	—

- BCRA repos	49,187,908	49,187,908	—	—

Financial assets at fair value through other comprehensive income	127,543,852	90,151,041	37,392,811	—

- Debt securities	127,543,852	90,151,041	37,392,811	—

Total financial assets risk	558,325,284	476,247,283	76,641,529	5,436,472

Loan commitments and financial guarantees	62,527,175	57,622,393	4,895,830	8,952

Wholesale	15,103,722	14,192,903	903,181	7,638

- Business	4,696,427	4,509,965	180,282	6,180
- CIB	5,681,763	5,464,505	216,776	482
- Institutional and international	4,215,983	3,730,436	485,547	—
- MSMEs	509,549	487,997	20,576	976

Retail	47,423,453	43,429,490	3,992,649	1,314

- Advances	4,971,492	4,874,422	97,011	59
- Credit cards	42,130,673	38,287,465	3,841,953	1,255
- Mortgages	289,695	258,729	30,966	—
- Others	31,593	8,874	22,719	—

Total loan commitments and financial guarantees	62,527,175	57,622,393	4,895,830	8,952

Total credit risk exposure	620,852,459	533,869,676	81,537,359	5,445,424

Credit risk exposure	December 31, 2019	Stage 1	Stage 2	Stage 3
Financial assets at amortized cost	283,357,959	245,405,093	27,358,665	10,594,201

Wholesale	121,743,503	106,101,285	9,436,834	6,205,384

- Business	63,570,532	51,955,351	6,324,901	5,290,280
- CIB	54,764,063	52,123,004	1,825,624	815,435
- Institutional and international	781,390	427,890	353,022	478
- MSMEs	2,627,518	1,595,040	933,287	99,191

Retail	161,614,456	139,303,808	17,921,831	4,388,817

- Advances	634,087	394,705	149,426	89,956
- Credit cards	93,547,285	81,534,909	9,805,989	2,206,387
- Personal loans	33,189,072	24,553,711	6,783,052	1,852,309
- Pledge loans	13,086,909	12,625,716	261,480	199,713
- Mortgages	20,931,137	19,974,970	918,980	37,187
- Receivables from financial leases	224,639	218,816	2,809	3,014
- Others	1,327	981	95	251

Financial assets at fair value through other comprehensive income	61,506,254	39,634,085	21,872,169	—

- Debt securities	61,506,254	39,634,085	21,872,169	—

Total financial assets risk	344,864,213	285,039,178	49,230,834	10,594,201

Loan commitments and financial guarantees	67,672,394	61,008,074	6,619,755	44,565

Wholesale	16,874,379	13,133,774	3,734,472	6,133

- Business	12,256,853	10,592,414	1,660,653	3,786
- CIB	2,346,931	1,030,897	1,315,730	304
- Institutional and international	1,660,476	1,068,597	591,879	—
- MSMEs	610,119	441,866	166,210	2,043

Retail	50,798,015	47,874,300	2,885,283	38,432

- Advances	5,400,667	5,219,511	179,008	2,148
- Credit cards	45,016,896	42,311,309	2,669,303	36,284
- Mortgages	336,459	313,579	22,880	—
- Others	43,993	29,901	14,092	—

Total loan commitments and financial guarantees	67,672,394	61,008,074	6,619,755	44,565

Total credit risk exposure	412,536,607	346,047,252	55,850,589	10,638,766

Information on the credit quality of assets
The Group’s credit quality analysis of financial assets under IFRS 9 with risk allocation as of December 31, 2020 and 2019 is provided below:

Credit quality analysis		December 31, 2020
Cash and cash equivalents
- BCRA unrestricted current account (Low risk)		86,184,474

Total cash and cash equivalents		86,184,474

Wholesale
- Low risk		97,760,236
- Medium risk		26,525,516
- High risk		15,278,200
- Non performing		2,921,848

Total wholesale		142,485,800

Retail
- Low risk		140,435,130
- Medium risk		68,578,972
- High risk		3,912,747
- Non performing		2,523,576

Total retail		215,450,425

Reverse repurchase agreement
- BCRA repos	CCC+	49,187,908

Total reverse repurchase agreement		49,187,908

Debt securities
- BCRA Liquidity Bills	CCC+	89,890,131
- Government securities	CC	37,392,811
- Corporate bonds	CCC+	260,910

Total debt securities		127,543,852

Total credit risk exposure		620,852,459

Credit quality analysis		December 31, 2019
Wholesale
- Low risk		82,589,414
- Medium risk		35,034,923
- High risk		14,782,028
- Non performing		6,211,517

Total wholesale		138,617,882

Retail
- Low risk		149,850,521
- Medium risk		54,347,711
- High risk		3,786,990
- Non performing		4,427,249

Total retail		212,412,471

Debt securities
- BCRA Liquidity Bills	B+	39,585,142
- Government securities	CCC	21,825,609
- Corporate bonds	B+	95,503

Total debt securities		61,506,254

Total credit risk exposure		412,536,607

Mitigation of credit risk, collateralized credit risk and other credit enhancements
In most cases, maximum credit risk exposure is reduced by collateral, credit enhancements and other actions which mitigate the Group’s exposure. The Group applies a credit risk hedging and mitigation policy deriving from a banking approach focused on relationship banking. The existence of guarantees could be a necessary but not sufficient instrument for accepting risks, as the assumption of risks by the Group requires prior evaluation of the debtor’s capacity for repayment, or that the debtor can generate sufficient resources to allow the amortization of the risk incurred under the agreed terms.
The procedures for the management and valuation of collateral following the Corporate Policies (retail and wholesale), which establish the basic principles for credit risk management, including the management of collaterals assigned in transactions with customers.
The methods used to value the collateral are in line with the best market practices and imply the use of appraisal of real-estate collateral, the market price in market securities, the trading price of shares in investment funds, etc. All the collaterals received must be correctly assigned and entered in the corresponding register.
The following are the principal types of collateral managed by BBVA Argentina

•	Guarantees: It includes sureties or unsecured instruments.

•	Joint and several guarantee: upon default on payment, the creditor may collect the unpaid amount from either the debtor or the surety.

•	Joint guarantee: in this case the guarantors and debt-holders are liable in proportion to their interest in the company / transaction and restricted to such amount or percentage.

•	Security Interest: it includes guarantees based on tangible assets, which are classified as follows:

•
Mortgages: a mortgage does not change the debtor’s unlimited liability, who is fully liable. They are documented pursuant to the Group’s internal regulations for such purposes and are duly registered. Also, there is an independent appraisal, at market value, which enables a prompt sale.

•
Pledges: this includes chattel mortgages of motor vehicles or machinery, as well as liens on time deposits and investment funds. To be accepted, they shall be effective upon realization accordingly, they are properly documented and shall be approved by the Legal Services area.

Loan commitments
To meet the specific financial needs of customers, the Group’s credit policy also includes, among others, the granting of financial guarantess, letters of credit and lines of credit through checking accounts overdrafts and credit cards. Although these transactions are not recognized in the Consolidated Statement of Financial Position, because they imply a potential liability for the Group, they expose the Group to credit risks in addition to those recognized in the Consolidated Statement of Financial Position and are, therefore, an integral part of the Group’s total risk.
Main types of guarantors
The Group defines that the collateral shall be direct, explicit, irrevocable and unconditional in order to be accepted as risk mitigation. Furthermore, regarding admissible guarantors, BBVA Argentina accepts financial institutions (local or foreign), public entities, stock exchange companies, resident and non-resident
companies, including insurance companies.
Credit quality of financial assets that are neither past due nor impaired
The Group has tools (“scoring” and “rating”) that enable it to rank the credit quality of its transactions and customers based on an assessment and its correspondence with the probability of default (“PD”) scales. To analyze the performance of PD, the Group has a series of tracking tools and historical databases that collect the pertinent internally generated information. These tools can be grouped together into scoring and rating models, being the main difference between ratings and scorings is that the latter are used to assess retail products, while ratings use a wholesale banking customer approach.
These different levels and their probability of default were calculated by using as a reference the rating scales and default rates. These calculations establish the levels of probability of default for the Bank’s Master Rating Scale. Although this scale is common to the entire Group, the calibrations (mapping scores to PD sections/Master Rating Scale levels) are carried out at the country level.
Market risk
BBVA Argentina considers market risk as the likelihood of losses of value of the trading portfolio as a consequence of adverse changes in market variables affecting the valuation of financial products and instruments.
The main market risk factors the Group is exposed to are as follows:

•	Interest rate risk: From exposure to changes in the various interest rate curves.

•
Foreign exchange risk: From changes in the various foreign exchange rates. All positions in a currency other than the currency of the consolidated statements of financial position create foreign exchange risk.

The Financial Risks Management of the Risks Management area applies the criteria, policies and procedures defined by the Board of Directors to manage, with a follow-up
and control of its proper application, and proposing the necessary actions to maintain the quality of risk within the defined appetite for risk.
The financial risks management model of BBVA Argentina consists of the Market Risks and Structural Risks and Economic Capital Areas, which are coordinated for control and follow-up
of risks.
The management of these risks is in line with the basic principles of the Basel Committee on Banking Supervision, with a comprehensive process to identify, measure, monitor and control risks.
The organization of financial risks is completed with a scheme of committees in which it participates, for the purpose of having an agile management process integrated into the treatment of the various risks.
Among others:

•	Assets and liabilities Committee (ALCO).

•	Risk Management Committee (RMC).

•	Financial Risks Committee (FRC).
BBVA Argentina has many tools and systems to manage and
follow-up
market risk, to achieve effective risk control and treatment.
The main market risk metric is VaR (“Value at Risk”), a parameter to estimate the maximum loss expected for the trading portfolio positions with a 99% confidence level and a time horizon of 1 day.
Current management structure and procedures in force include follow-up
of a limits and alerts scheme in terms of VaR, economic capital, stress and stop loss.
The market risk measurement model is periodically validated through Back-Testing to determine the quality and precision of the VaR estimate.
The Market Risk management model contemplates procedures for communication in the event the risks levels defined are exceeded, establishing specific communication and acting circuits based on the exceeded threshold.
The market risk measurement perimeter is the trading portfolio (trading book) managed by the Global Markets unit. This portfolio mainly consists of:

•	Argentine Government Securities.

•	BCRA Liquidity Bills

•	Provincial debt securities.

•	Corporate Bonds.

•	Foreign exchange spot.

•	Derivatives (Exchange rate Futures and Forwards and Interest rate swaps).
The following tables show the trading portfolio total VaR and VaR per risk factors based on daily VaR information:
VaR (in millions of pesos)

	Year-ended December 31, 2020	Year-ended December 31, 2019
Average	226.41	81.60
Minimum	27.42	11.55
Maximum	431.58	273.42
Closing	225.50	43.57
VaR per risk factors – (in millions of pesos)

VaR interest rate	Year-ended December 31, 2020	Year-ended December 31, 2019
Average	108.68	71.97
Minimum	6.97	8.26
Maximum	406.57	234.32
Closing	237.23	43.99

VaR foreign exchange rate	Year-ended December 31, 2020	Year-ended December 31, 2019
Average	187.62	25.85
Minimum	2.93	0.85
Maximum	377.09	155.02
Closing	137.98	3.92

Currency risk
The position in foreign currency is shown below:

	Total as of December 31, 2020	As of December 31, 2020 (per currency)				Total as of December 31, 2019
		US Dollar	Euro	Real	Other
ASSETS

Cash and cash equivalents	114,954,079	110,150,270	4,568,050	33,778	201,982	119,371,805
Financial assets at fair value through profit or loss - Debt securities	629	629	0	0	0	226
Other financial assets	6,930,424	6,924,630	5,793	0	0	3,461,778

Loans and advances	27,928,287	27,928,212	0	0	75	46,696,681
Financial assets at fair value through other comprehensive income - Debt securities	0	0	0	0	0	10,093,293
Equity instruments	28,273	28,273	0	0	0	36,946

TOTAL ASSETS	149,841,692	145,032,014	4,573,843	33,778	202,057	179,660,729

LIABILITIES

Deposits	137,441,745	134,734,046	2,707,699	0	0	159,598,906
Trading liabilities	0	0	0	0	0	612,112
Other financial liabilities	10,386,382	9,968,665	380,566	0	37,151	10,465,808
Bank loans	2,260,739	2,260,739	0	0	0	4,153,052
Other liabilities	1,142,679	1,104,580	21,282	0	16,817	1,691,325

TOTAL LIABILITIES	151,231,545	148,068,030	3,109,547	0	53,968	176,521,203

Net	(1,389,583)	(3,036,016)	1,464,296	33,778	148,089	3,139,526

The notional amounts of the foreign currency term and forward transactions are presented below:

	December 31, 2020	December 31, 2019
Foreign Currency Forwards
Foreign currency forward purchases - US$	1,011,403	618,497
Foreign currency forward sales - US$	978,794	620,956
Foreign currency forward sales – Euros	6,834	1,804
Foreign currency forward purchases – Euros	0	35

Foreign currency forward - US$	32,609	(2,459)
Foreign currency forward - Euros	6,834	1,769
Interest rate risk
Structural interest risk (SIR) gathers the potential impact of market interest rate variations on the margin of interest and the equity value of BBVA Argentina.
The process to manage this risk has a limits and alerts structure to keep the exposure to this risk within levels that are consistent with the appetite for risk and the business strategy defined and approved by the Board of Directors.
Within the core metrics used for measurement,
follow-up
and control, the following stand out:

•	Margin at Risk (MaR): quantifies the maximum loss which may be recorded in the financial margin projected for 12 months under the worst case scenario of rate curves for a certain level of confidence.

•	Economic Capital (EC): quantifies the maximum loss which may be recorded in the economic value of the Group under the worst case scenario of rate curves for a certain level of confidence.
The Group additionally carries out an analysis of sensitivity of the economic value and the financial margin for parallel variations by +/- 100 basis points over interest rates.
The following table shows the sensitivity of the economic value (SEV), to +100 basis points variation presented as a proportion of Core Capital:
SEV +100 bps

	December 31, 2020	December 31, 2019
Closing	0.38%	0.32%
Minimum	0.17%	0.04%
Maximum	0.47%	1.64%
Average	0.34%	0.77%
The following table shows the sensitivity of the financial margin (SFM), to
-100
basis points variation presented as a percentage of
12-month
forecast net interest income:
SFM
-100
bps

	December 31, 2020	December 31, 2019
Closing	0.92%	0.82%
Minimum	0.56%	0.58%
Maximum	0.92%	2.20%
Average	0.81%	1.48%
Liquidity and financing risk
The liquidity risk is defined as the possibility of the Group not efficiently meeting its payment obligations without incurring significant losses which may affect its daily operations or its financial standing.
The short-term purpose of the liquidity and financing risk management process at BBVA Argentina is to timely and duly address payment commitments agreed, without resorting to additional funding deteriorating the Group’s reputation or significantly affecting its financial position, keeping the exposure to this risk within levels that are consistent with the appetite for risk and the business strategy defined and approved by the Board of Directors. In the medium and long term, to watch for the suitability of the financial structure of the Bank and its evolution, according to the economic situation, the markets and regulatory changes.
Within the core metrics used for measurement,
follow-up
and control of this risk, management considers the following to be most relevant:
LtSCD: (Loan to Stable Customers Deposits), measures the relationship between the net credit investment and the customers’ stable resources, and is set forth as the key metric of appetite for risk. The goal is to preserve a stable financing structure in the medium and long term.
LCR: (Liquidity Coverage Ratio), BBVA Argentina calculates the liquidity coverage coefficient daily by measuring the relation between high quality liquid assets and total net cash outflows during a
30-day
period.
Below is the LCR ratios:

	December, 2020	December, 2019
LCR Closing	321%	413%
Max	354%	525%
Min	292%	410%
Avg	313%	457%
The following charts show the concentration of deposits as of December 31, 2020 and 2019:

	December 31, 2020		December 31, 2019
Number of customers	Debt balance	% over total portfolio	Debt balance	% over total portfolio
10 largest customers	47,049,746	9.84%	14,805,699	3.70%
50 following largest customers	40,204,538	8.41%	23,185,601	5.79%
100 following largest customers	25,447,726	5.32%	18,262,499	4.56%
Rest of customers	365,521,254	76.43%	343,982,998	85.95%

TOTAL	478,223,264	100.00%	400,236,797	100.00%

The following chart show the breakdown by contractual maturity of loans and advances, other financing and financial liabilities considering the total amounts to their due date, as of December 31, 2020 and 2019:

	Assets (*)		Liabilities (*)
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Up to 1 month (**)	141,716,796	135,797,587	473,165,815	415,394,814
From more than 1 month to 3 month	37,208,495	36,288,151	26,150,054	32,989,897
From more than 3 month to 6 month	30,735,275	19,850,272	31,502,743	11,823,481
From more than 6 month to 12 month	33,137,133	26,432,729	2,818,747	7,815,160
From more than 12 month to 24 month	33,794,545	37,925,667	2,142,351	1,595,696
More than 24 months	43,647,595	57,062,231	4,245,245	5,031,776

TOTAL	320,239,839	313,356,637	540,024,955	474,650,824

(*)	These figures includes expected interest amounts. For floating rate instruments such interest amounts were calculated using interest rate prevailing at the end of each period.
(**)	The Bank has liquid assets such as cash and cash equivalents (Note 8), reverse repurchase agreements (Note 10.4) and BCRA liquidity bills (Note 14.1), among others, to settle its liabilities.
Additionally, the Bank has issued financial guarantees and loan commitments which may require outflows on demand.

Financial guarantees and loan commitments	December 31, 2020	December 31, 2019
Up to 1 month	207,111,405	232,513,084
From more than 1 month to 3 month	700,808	2,756
From more than 3 month to 6 month	916,901	335,854
From more than 6 month to 12 month	2,816,669	164,735
From more than 12 month to 24 month	184,331	528,973
More than 24 months	635,499	375,240

TOTAL	212,365,613	233,920,642

The amounts of the Bank’s financial assets and liabilities, which are expected to be collected or paid twelve months after the closing date are set forth below:

	December 31, 2020	December 31, 2019
Financial assets
Loans and advances	77,442,142	94,987,898
Debt securities	28,562,761	239,102

Total	106,004,903	95,227,000

Financial liabilities
Other financial liabilities	4,326,274	5,642,383
Bank loans	1,708,917	670,728
Debt securities issued	331,775	185,568
Deposits	20,630	128,793

Total	6,387,596	6,627,472